Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Revenue	$ 300,940		$ 468,032		$ 254,834
Cost of revenue	193,229
Gross margin	107,711
Research and development	3,004,365	652,576	2,590,698	$ 4,425,778	1,758,701
General and administrative	1,832,622	1,263,243	4,533,652	6,019,285	2,935,299
Loss from operations	(4,729,276)	(1,915,819)	$ (6,656,318)	(9,958,567)	$ (4,439,166)
Accounts receivable	304,620
Foundry Fabrication Services [Member]
Revenue	297,900
Cost of revenue	193,029
Gross margin	104,871
Research and development
General and administrative
Loss from operations	104,871
Accounts receivable	301,580
RF Filters [Member]
Revenue	3,040
Cost of revenue	200
Gross margin	2,840
Research and development	3,004,365	652,576
General and administrative	1,832,622	1,263,243
Loss from operations	(4,834,147)	$ (1,915,819)
Accounts receivable	$ 3,040